Long-term Debt	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Long-Term Debt

23. LONG-TERM DEBT

As at December 31,	Notes	US$ Principal Amount	2017	2016

Revolving Term Debt (1)	A	-	-	-
Asset Sale Bridge Credit Facility	B	-	-	-
U.S. Dollar Denominated Unsecured Notes	C	7,650	9,597	6,378
Total Debt Principal			9,597	6,378
Debt Discounts and Transaction Costs			(84)	(46)
Long-Term Debt			9,513	6,332
(1)	Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.

The weighted average interest rate on outstanding debt for the year ended December 31, 2017 was 4.9 percent (2016 – 5.3 percent).

A) Revolving Term Debt

On April 28, 2017, Cenovus amended its existing committed credit facility to increase the capacity of the facility by $0.5 billion to $4.5 billion and to extend the maturity dates. The committed credit facility consists of a $1.2 billion tranche maturing on November 30, 2020 and a $3.3 billion tranche maturing on November 30, 2021. Borrowings are available by way of Bankers’ Acceptances, LIBOR based loans, prime rate loans or U.S. base rate loans. As at December 31, 2017, there were no amounts drawn on Cenovus’s committed credit facility (2016 – $nil).

B) Asset Sale Bridge Credit Facility

In connection with the Acquisition, Cenovus borrowed $3.6 billion under a committed asset sale bridge credit facility. Net proceeds from the sale of the Company’s Conventional segment assets (see Note 11) and cash on hand were used to repay and retire the committed asset bridge credit facility prior to December 31, 2017.

C) Unsecured Notes

Unsecured notes are composed of:

	US$ Principal Amount
As at December 31,		2017	2016

5.70% due October 15, 2019	1,300	1,631	1,746
3.00% due August 15, 2022	500	627	671
3.80% due September 15, 2023	450	565	604
4.25% due April 15, 2027	1,200	1,505	-
5.25% due June 15, 2037	700	878	-
6.75% due November 15, 2039	1,400	1,756	1,880
4.45% due September 15, 2042	750	941	1,007
5.20% due September 15, 2043	350	439	470
5.40% due June 15, 2047	1,000	1,255	-
	7,650	9,597	6,378

In connection with the Acquisition, the Company completed an offering in the U.S. on April 7, 2017 for US$2.9 billion of senior unsecured notes issued in three tranches, US$1.2 billion 4.25 percent senior unsecured notes due April 2027, US$700 million 5.25 percent senior unsecured notes due June 2037, and US$1.0 billion 5.40 percent senior unsecured notes due June 2047 (collectively, the “2017 Notes”). In the fourth quarter of 2017, the Company completed an exchange offer (“Exchange Offering”) whereby substantially all of the 2017 Notes were exchanged for notes registered under the Securities Act of 1933 with essentially the same terms and provisions as the 2017 Notes. The Exchange Offering has been treated as a modification for accounting purposes and not an extinguishment.

On October 10, 2017, Cenovus filed a base shelf prospectus that allows the Company to offer, from time to time, up to US$7.5 billion, or the equivalent in other currencies, of debt securities, common shares, preferred shares, subscription receipts, warrants, share purchase contracts and units in Canada, the U.S. and elsewhere where permitted by law. The base shelf prospectus is available to ConocoPhillips to offer, should they so choose from time to time, the common shares they acquired in connection with the Acquisition. The base shelf prospectus will expire in November 2019. Following the completion of the Exchange Offering and as at December 31, 2017, US$4.6 billion was available under the base shelf prospectus. Offerings under the base shelf prospectus are subject to market conditions.

As at December 31, 2017, the Company is in compliance with all of the terms of its debt agreements.

D) Mandatory Debt Payments

	US$ Principal Amount	Total C$ Equivalent

2018	-	-
2019	1,300	1,631
2020	-	-
2021	-	-
2022	500	627
Thereafter	5,850	7,339
	7,650	9,597